UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2005

Item 1. Reports to Stockholders

Spartan®

New York Municipal
Money Market Fund

and

Fidelity®
New York Municipal
Money Market Fund

Annual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan New York Municipal Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New York Municipal Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Spartan New York Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,006.20	$ 2.02
Hypothetical A	$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity New York Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,005.40	$ 2.62
Hypothetical A	$ 1,000.00	$ 1,022.52	$ 2.64

A 5% return per year before expenses

*Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan New York Municipal Money Market Fund	.40%
Fidelity New York Municipal Money Market Fund	.52%

Annual Report

Spartan New York Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/05	% of fund's investments 7/31/04	% of fund's investments 1/31/04
0 - 30	84.3	93.0	73.7
31 - 90	12.6	2.5	11.2
91 - 180	0.9	0.6	10.5
181 - 397	2.2	3.9	4.6
Weighted Average Maturity
	1/31/05	7/31/04	1/31/04
Spartan New York Municipal Money Market Fund	19 Days	21 Days	37 Days
New York Tax-Free Money Market Funds Average*	28 Days	38 Days	38 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2005	As of July 31, 2004
Variable Rate Demand Notes (VRDNs) 77.3%	Variable Rate Demand Notes (VRDNs) 78.2%
Commercial Paper (including CP Mode) 10.3%	Commercial Paper (including CP Mode) 6.5%
Tender Bonds 2.2%	Tender Bonds 3.1%
Municipal Notes 2.0%	Municipal Notes 4.2%
Fidelity Tax-Free Cash Central Fund 0.0%	Fidelity Tax-Free Cash Central Fund 0.9%
Other Investments 2.7%	Other Investments 3.1%
Net Other Assets 5.5%	Net Other Assets 4.0%

Current and Historical Seven-Day Yields

	1/31/05	11/1/04	8/2/04	5/3/04	2/2/04
Spartan New York Municipal Money Market Fund	1.46%	1.35%	.70%	.68%	.59%
If Fidelity had not reimbursed certain fund expenses	1.43%	1.32%	.67%	.65%	.56%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Spartan New York Municipal Money Market Fund

Investments January 31, 2005

Showing Percentage of Net Assets

Municipal Securities - 94.5%
	Principal Amount	Value (Note 1)
New York - 92.4%
Battery Park City Auth. Rev. Participating VRDN Series ROC II R4531, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 5,315,000	$ 5,315,000
Commack Union Free School District BAN 3.25% 11/18/05	9,225,000	9,309,667
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1213, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,500,000	6,500,000
Jay Street Dev. Corp. Courts Facility Lease Rev. (New York City - Jay Street Proj.) Series A4, 1.88%, LOC DEPFA BANK PLC, VRDN (a)	13,125,000	13,125,000
Kenmore-Tonawanda Union Free School District BAN 3% 9/29/05	5,100,000	5,141,831
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 1.86%, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,740,000	6,740,000
Long Island Pwr. Auth. Elec. Sys. Rev. Sub Series 2001 1A, 1.82%, LOC Bayerische Landesbank Girozentrale, LOC Landesbank Baden-Wuerttemberg, VRDN (a)	29,200,000	29,200,000
Metropolitan Trans. Auth. Dedicated Tax Fund:
Participating VRDN:
Series EGL 01 3205, 1.86% (Liquidity Facility Citibank NA, New York) (a)(c)	12,300,000	12,300,000
Series EGL 02 6007, 1.86% (Liquidity Facility Citibank NA, New York) (a)(c)	2,700,000	2,700,000
Series EGL 98 3203, 1.86% (Liquidity Facility Citibank NA, New York) (a)(c)	4,900,000	4,900,000
Series EGL 98 3204, 1.86% (Liquidity Facility Citibank NA, New York) (a)(c)	4,100,000	4,100,000
Series PA 1098, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,400,000	1,400,000
Series 2002 B, 1.83% (FSA Insured), VRDN (a)	25,100,000	25,100,000
Metropolitan Trans. Auth. Rev.:
Bonds Series PT 1725, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	3,200,000	3,200,000
Participating VRDN:
Series EGL 02 6021, 1.86% (Liquidity Facility Citibank NA, New York) (a)(c)	3,300,000	3,300,000
Series EGL 03 0051, 1.86% (Liquidity Facility Citibank NA, New York) (a)(c)	5,145,000	5,145,000
Series FRRI 02 F, 1.87% (Liquidity Facility Bank of New York, New York) (a)(c)	1,600,000	1,600,000
Series MSTC 7001, 1.85% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series PA 1036, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 6,995,000	$ 6,995,000
Series PA 1040, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,400,000	5,400,000
Series PT 1946, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,640,000	11,640,000
Series ROC II R258, 1.86% (Liquidity Facility Citibank NA) (a)(c)	5,540,000	5,540,000
Series ROC II R263, 1.86% (Liquidity Facility Citibank NA) (a)(c)	1,385,000	1,385,000
Sub Series A2, 1.83% (CIFG North America Insured), VRDN (a)	20,000,000	20,000,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series Merlots 02 A43, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,380,000	2,380,000
Series MS 916, 1.86% (Liquidity Facility Morgan Stanley) (a)(c)	1,290,000	1,290,000
Series PT 1967, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,445,000	6,445,000
Series PT 1968, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,600,000	8,600,000
Metropolitan Trans. Auth. Transit Facilities Rev.:
Participating VRDN Series Merlots 00 F, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,000,000	6,000,000
Series A, 1.85% 3/9/05, LOC ABN-AMRO Bank NV, CP	6,800,000	6,800,000
Nassau County Interim Fin. Auth. Participating VRDN Series SGA 00 108, 1.85% (Liquidity Facility Societe Generale) (a)(c)	7,500,000	7,500,000
New York City Edl. Construction Fund Bonds Series A, 2.25% 4/1/05	3,010,000	3,011,901
New York City Gen. Oblig.:
Bonds:
Series 2002 G, 5% 8/1/05	1,540,000	1,562,022
Series 2004 E, 3% 11/1/05	7,400,000	7,458,847
Series 2004 F:
2.5% 2/1/05	1,800,000	1,800,000
3% 11/1/05	1,430,000	1,441,372
Series 2004 I, 1.85% 2/1/05	3,600,000	3,600,000
Participating VRDN:
Series LB 02 L17, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,450,000	6,450,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series PT 962, 1.87% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	$ 2,000,000	$ 2,000,000
Series PT 991, 1.87% (Liquidity Facility BNP Paribas SA) (a)(c)	10,000,000	10,000,000
Series ROC II 251, 1.91% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	13,400,000	13,400,000
Series SGB 35, 1.85% (Liquidity Facility Societe Generale) (a)(c)	13,000,000	13,000,000
New York City Hsg. Dev. Corp. Multi-family Rev. Series A:
1.82%, LOC Fleet Nat'l. Bank, VRDN (a)	10,000,000	10,000,000
1.82%, LOC HSBC Bank USA, VRDN (a)	5,400,000	5,400,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (The Birch Wathen Lenox School Proj.) 1.85%, LOC Allied Irish Banks PLC, VRDN (a)	2,625,000	2,625,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 1.87%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (a)	11,300,000	11,300,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series PA 1022, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,000,000	9,000,000
Series PA 921, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	25,970,000	25,970,000
Series PA 960, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,295,000	4,295,000
Series Putters 297, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,520,000	7,520,000
Series ROC II R1015, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,145,000	2,145,000
Series ROC II R3, 1.86% (Liquidity Facility Citibank NA) (a)(c)	5,000,000	5,000,000
Series SGB 25, 1.86% (Liquidity Facility Societe Generale) (a)(c)	13,200,000	13,200,000
Series 1, 1.88% 3/3/05 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	27,300,000	27,300,000
Series 6:
1.85% 3/3/05 (Liquidity Facility Landesbank Baden-Wuerttemberg)(Liquidity Facility Landesbank Hessen-Thuringen), CP	15,000,000	15,000,000
1.88% 3/3/05 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 6:
1.88% 3/3/05 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	$ 2,800,000	$ 2,800,000
1.88% 3/3/05 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	22,000,000	22,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series MSTC 02 202, 1.85% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,000,000	1,000,000
New York City Trust Cultural Resources Rev. Participating VRDN:
Series MS 950, 1.86% (Liquidity Facility Morgan Stanley) (a)(c)	1,500,000	1,500,000
Series SGA 91, 1.93% (Liquidity Facility Societe Generale) (a)(c)	4,085,000	4,085,000
New York Local Govt. Assistance Corp. Participating VRDN Series SG 99, 1.86% (Liquidity Facility Societe Generale) (a)(c)	16,200,000	16,200,000
New York State Dorm. Auth. Revs.:
Bonds Series Merlots 02 A56, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	22,150,000	22,150,000
Participating VRDN:
Series BA 01 D, 1.88% (Liquidity Facility Bank of America NA) (a)(c)	1,000,000	1,000,000
Series FRRI 02 L25J, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,600,000	6,600,000
Series Merlots 00 A30, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	7,335,000	7,335,000
Series Merlots 00 G, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	10,700,000	10,700,000
Series Merlots 00 X, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,000,000	4,000,000
Series Merlots 01 A30, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,385,000	1,385,000
Series Merlots 01 A65, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,495,000	3,495,000
Series MSDW 00 305, 1.86% (Liquidity Facility Morgan Stanley) (a)(c)	5,200,000	5,200,000
Series PT 1958, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,820,000	5,820,000
Series Putters 495, 1.86% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	6,705,000	6,705,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Participating VRDN:
Series ROC II R4558, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 1,970,000	$ 1,970,000
Series 1999, 1.86% 3/9/05, CP	4,100,000	4,100,000
Sub Series 2003 D2B, 1.82% (FSA Insured), VRDN (a)	7,100,000	7,100,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series MS 731, 1.86% (Liquidity Facility Morgan Stanley) (a)(c)	10,187,000	10,187,000
Series MS 918, 1.86% (Liquidity Facility Morgan Stanley) (a)(c)	6,739,000	6,739,000
Series ROC II R1062, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,365,000	3,365,000
Series ROC II R3016, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,855,000	1,855,000
Series ROC II R4001, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,485,000	6,485,000
New York State Environmentl Facilities Corp. Participating VRDN:
Series Putters 652, 1.86% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	6,350,000	6,350,000
Series ROC II R2169, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,560,000	7,560,000
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 1.86% (Liquidity Facility Morgan Stanley) (a)(c)	5,525,000	5,525,000
New York State Hsg. Fin. Agcy. Rev.:
(100 Meriden Lane Hsg. Proj.) Series A, 1.87%, LOC Bank of New York, New York, VRDN (a)	14,200,000	14,200,000
Series A, 1.82%, LOC Eurohypo Aktiengesellschaft, VRDN (a)	15,000,000	15,000,000
New York State Med. Care Facilities Fin. Agcy. Rev. Bonds Series A, 6.5% 8/15/29 (Pre-Refunded to 2/15/05 @ 102) (b)	13,000,000	13,282,728
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series 1994 1:
1.75% 3/11/05, CP	3,900,000	3,900,000
1.83% 3/2/05, CP	2,687,000	2,687,000
1.86% 3/10/05, CP	20,000,000	20,000,000
Series 1997 2, 1.88% 3/9/05, CP	4,100,000	4,100,000
New York State Thruway Auth. Series 2001 CP2, 1.74% 3/1/05 (Liquidity Facility Landesbank Hessen-Thuringen), CP	7,300,000	7,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Thruway Auth. Gen. Rev. Participating VRDN Series SG 121, 1.89% (Liquidity Facility Societe Generale) (a)(c)	$ 6,565,000	$ 6,565,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series EGL 03 0017, 1.86% (Liquidity Facility Citibank NA, New York) (a)(c)	12,965,000	12,965,000
Series MS 00 368, 1.86% (Liquidity Facility Morgan Stanley) (a)(c)	3,500,000	3,500,000
Series MSTC 9045, 1.86% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,990,000	9,990,000
Series PT 2090, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series ROC II R6030, 1.86% (Liquidity Facility Citibank NA) (a)(c)	3,280,000	3,280,000
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 00 3205, 1.86% (Liquidity Facility Citibank NA, New York) (a)(c)	6,325,000	6,324,503
Series EGL 00 3208, 1.86% (Liquidity Facility Citibank NA, New York) (a)(c)	14,850,000	14,850,000
New York State Urban Dev. Corp. Rev. Participating VRDN:
Series Merlots 00 N, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,300,000	6,300,000
Series Merlots 05 C1, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,300,000	4,300,000
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 04 0020, 1.86% (Liquidity Facility Citibank NA) (a)(c)	9,700,000	9,700,000
Series FRRI 02 L21, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	8,975,000	8,975,000
Series Merlots 99 G, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,300,000	11,300,000
Series Merlots A40, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,080,000	5,080,000
Series MS 00 433, 1.86% (Liquidity Facility Morgan Stanley) (a)(c)	1,817,500	1,817,500
Series MSDW 00 319, 1.86% (Liquidity Facility Morgan Stanley) (a)(c)	5,465,000	5,465,000
Series PT 1839, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,680,000	5,680,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 478, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 7,495,000	$ 7,495,000
Series Putters 628, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,320,000	7,320,000
Series ROC II R1039, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,385,000	2,385,000
Series ROC II R2054, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,800,000	3,800,000
Series Stars 04 90, 1.87% (Liquidity Facility BNP Paribas SA) (a)(c)	11,765,000	11,765,000
Series 2003 2A, 1.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,500,000	7,500,000
Series 2003 2D, 1.83% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	39,000,000	38,999,999
Port Jefferson Union Free School District TAN 3% 6/30/05	5,000,000	5,029,135
Sales Tax Asset Receivables Corp. Participating VRDN:
Series MS 984, 1.86% (Liquidity Facility Morgan Stanley) (a)(c)	6,300,000	6,300,000
Series Putters 565, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,320,000	5,320,000
Series Putters 629, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,615,000	2,615,000
South Huntington Union Free School District TAN 2.75% 6/30/05	5,100,000	5,122,111
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.92%, LOC Key Bank NA, VRDN (a)	2,400,000	2,400,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 1.83%, LOC Fleet Nat'l. Bank, VRDN (a)	10,950,000	10,950,000
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PA 1230, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,250,000	5,250,000
Series PT 2056, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,440,000	7,440,000
Series PT 2182, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,190,000	5,190,000
Series PT 835, 1.92% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,400,000	7,400,000
Series PT 893, 1.92% (Liquidity Facility DEPFA BANK PLC) (a)(c)	16,895,000	16,895,000
Series ROC II R2033, 1.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,415,000	3,415,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Tobacco Settlement Fing. Corp. Participating VRDN: - continued
Series ROC II R2034, 1.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 2,940,000	$ 2,940,000
Series ROC II R4508, 1.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,305,000	2,305,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 1.94%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,535,000	5,535,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6024, 1.86% (Liquidity Facility Citibank NA, New York) (a)(c)	6,000,000	6,000,000
Series EGL 03 0004 Class A, 1.86% (Liquidity Facility Citibank NA, New York) (a)(c)	4,500,000	4,500,000
Series EGL 03 0055, 1.86% (Liquidity Facility Citibank NA, New York) (a)(c)	3,045,000	3,045,000
Series MS 922 1.86% (Liquidity Facility Morgan Stanley) (a)(c)	5,605,000	5,605,000
Series MSTC 02 207, 1.85% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,995,000	9,995,000
Series PA 1074, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series PA 948, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,200,000	7,200,000
Series PT 2017, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,460,000	1,460,000
Series Putters 525, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Series ROC II R1008, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,150,000	3,150,000
Series ROC II R1032, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,340,000	5,340,000
Series ROC II R2013, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,845,000	3,845,000
Series SGB 43, 1.86% (Liquidity Facility Societe Generale) (a)(c)	15,500,000	15,500,000
United Nations Dev. Corp. Rev. Participating VRDN Series PT 2087, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,610,000	3,610,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 1.87%, LOC Key Bank NA, VRDN (a)	3,530,000	3,530,000
		1,083,849,616
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - 1.4%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series DB 124, 1.86% (Liquidity Facility Deutsche Bank AG) (a)(c)	$ 3,630,000	$ 3,630,000
Series MS 766, 1.86% (Liquidity Facility Morgan Stanley) (a)(c)	4,245,000	4,245,000
Series PA 1251, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,700,000	3,700,000
Series 1998 4, 1.9%, VRDN (a)	4,400,000	4,400,000
		15,975,000
Puerto Rico - 0.7%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 03 A44, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,945,000	3,945,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Merlots C4, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,280,000	4,280,000
		8,225,000
TOTAL INVESTMENT PORTFOLIO - 94.5%		1,108,049,616
NET OTHER ASSETS - 5.5%		64,463,623
NET ASSETS - 100%		$ 1,172,513,239
Total Cost for Federal Income Tax Purposes $ 1,108,049,616
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,350,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Trans. Auth. Rev. Bonds Series PT 1725, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/28/03	$ 3,200,000
New York State Dorm. Auth. Revs. Bonds Series Merlots 02 A56, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	10/2/02	$ 22,150,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2005

Assets
Investment in securities, at value (cost $1,108,049,616) - See accompanying schedule		$ 1,108,049,616
Cash		53,887,623
Receivable for investments sold		2,319,187
Receivable for fund shares sold		5,923,370
Interest receivable		4,373,137
Receivable from investment adviser for expense reductions		22,141
Other receivables		84,276
Total assets		1,174,659,350

Liabilities
Payable for fund shares redeemed	$ 1,661,031
Distributions payable	72,777
Accrued management fee	410,357
Other affiliated payables	1,946
Total liabilities		2,146,111

Net Assets		$ 1,172,513,239
Net Assets consist of:
Paid in capital		$ 1,172,298,194
Undistributed net investment income		3,598
Accumulated undistributed net realized gain (loss) on investments		211,447
Net Assets, for 1,172,151,601 shares outstanding		$ 1,172,513,239
Net Asset Value, offering price and redemption price per share ($1,172,513,239 ÷ 1,172,151,601 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended January 31, 2005

Investment Income
Interest		$ 14,208,406

Expenses
Management fee	$ 4,741,993
Non-interested trustees' compensation	6,042
Total expenses before reductions	4,748,035
Expense reductions	(682,942)	4,065,093
Net investment income		10,143,313
Net realized gain (loss) on investment securities		289,048
Net increase in net assets resulting from operations		$ 10,432,361

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Money Market Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2005	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,143,313	$ 8,092,568
Net realized gain (loss)	289,048	108,545
Net increase in net assets resulting from operations	10,432,361	8,201,113
Distributions to shareholders from net investment income	(10,145,141)	(8,092,568)
Distributions to shareholders from net realized gain	(227,135)	-
Total distributions	(10,372,276)	(8,092,568)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	661,967,295	532,273,826
Reinvestment of distributions	9,747,542	7,526,084
Cost of shares redeemed	(571,820,146)	(630,742,728)
Net increase (decrease) in net assets and shares resulting from share transactions	99,894,691	(90,942,818)
Total increase (decrease) in net assets	99,954,776	(90,834,273)

Net Assets
Beginning of period	1,072,558,463	1,163,392,736
End of period (including undistributed net investment income of $3,598 and $0, respectively)	$ 1,172,513,239	$ 1,072,558,463

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.007	.011	.022	.036
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.009	.007	.011	.022	.036
Distributions from net investment income	(.009)	(.007)	(.011)	(.022)	(.036)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.009)	(.007)	(.011)	(.022)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.94%	.72%	1.14%	2.23%	3.68%
Ratios to Average Net Assets B
Expenses before expense reductions	.43%	.43%	.43%	.48%	.50%
Expenses net of voluntary waivers, if any	.40%	.40%	.40%	.47%	.50%
Expenses net of all reductions	.37%	.39%	.37%	.44%	.49%
Net investment income	.92%	.72%	1.13%	2.22%	3.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,172,513	$ 1,072,558	$ 1,163,393	$ 940,370	$ 904,171

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 1/31/05	% of fund's investments 7/31/04	% of fund's investments 1/31/04
0 - 30	86.7	90.0	76.8
31 - 90	9.5	4.5	9.8
91 - 180	1.7	0.8	6.4
181 - 397	2.1	4.7	7.0
Weighted Average Maturity
	1/31/05	7/31/04	1/31/04
Fidelity New York Municipal Money Market Fund	18 Days	24 Days	36 Days
New York Tax-Free Money Market Funds Average*	28 Days	38 Days	38 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2005	As of July 31, 2004
Variable Rate Demand Notes (VRDNs) 79.2%	Variable Rate Demand Notes (VRDNs) 78.4%
Commercial Paper (including CP Mode) 8.0%	Commercial Paper (including CP Mode) 5.4%
Tender Bonds 2.0%	Tender Bonds 4.1%
Municipal Notes 2.2%	Municipal Notes 5.8%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 0.8%
Other Investments 2.2%	Other Investments 3.5%
Net Other Assets 6.4%	Net Other Assets 2.0%

Current and Historical Seven-Day Yields

	1/31/05	11/1/04	8/2/04	5/3/04	2/2/04
Fidelity New York Municipal Money Market Fund	1.34%	1.24%	.59%	.57%	.50%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity New York Municipal Money Market Fund

Investments January 31, 2005

Showing Percentage of Net Assets

Municipal Securities - 93.6%
	Principal Amount	Value (Note 1)
New York - 90.0%
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 2.04%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	$ 1,165,000	$ 1,165,000
(MMARS 2nd Prog. Trayer, Inc. Proj.) Series A, 1.9%, LOC HSBC Bank USA, VRDN (a)(b)	2,800,000	2,800,000
Commack Union Free School District:
BAN 3.25% 11/18/05	10,000,000	10,081,335
TAN 3% 6/30/05	7,000,000	7,039,640
Deer Park Union Free School District TAN 3% 6/30/05	9,000,000	9,052,439
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 1.84%, LOC HSBC Bank USA, VRDN (a)(b)	3,725,000	3,725,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1207, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	11,560,000	11,560,000
Grand Central District Mgmt. Assoc., Inc. Participating VRDN Series Putters 394, 1.88% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,565,000	3,565,000
Half Hollow Hills Central School District of Huntington & Babylon TAN 3% 6/30/05	9,500,000	9,544,824
Kenmore-Tonawanda Union Free School District BAN 3% 9/29/05	13,800,000	13,913,190
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series SG 125, 1.87% (Liquidity Facility Societe Generale) (a)(d)	5,200,000	5,200,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	15,020,000	15,020,000
Series EGL 02 6003, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	7,700,000	7,700,000
Series EGL 02 6007, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	7,140,000	7,140,000
Series EGL 98 3203, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	6,700,000	6,700,000
Series EGL 98 3204, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	8,900,000	8,900,000
Series PA 1098, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,700,000	8,700,000
Metropolitan Trans. Auth. Rev.:
Bonds Series PT 1725, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,405,000	7,405,000
Participating VRDN:
Series EGL 02 6023, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	13,035,000	13,035,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series EGL 02 6028, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 5,145,000	$ 5,145,000
Series EGL 03 0037, 1.86% (Liquidity Facility Citibank NA) (a)(d)	7,235,000	7,235,000
Series FRRI 02 F, 1.87% (Liquidity Facility Bank of New York, New York) (a)(d)	4,069,500	4,069,500
Series Merlots 02 A52, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,445,000	9,445,000
Series Merlots C18, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(d)	11,525,000	11,525,000
Series MS 724X, 1.86% (Liquidity Facility Morgan Stanley) (a)(d)	6,995,000	6,995,000
Series MS 862, 1.86% (Liquidity Facility Morgan Stanley) (a)(d)	4,660,000	4,660,000
Series MSTC 7001, 1.85% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	9,995,000	9,995,000
Series PA 1040, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	22,370,000	22,370,000
Series PA 1084, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,665,000	8,665,000
Series PT 1466, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,765,000	10,765,000
Series PT 988, 1.87% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	5,500,000	5,500,000
Series ROC II R258, 1.86% (Liquidity Facility Citibank NA) (a)(d)	4,640,000	4,640,000
Series ROC II R263, 1.86% (Liquidity Facility Citibank NA) (a)(d)	3,580,000	3,580,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 02 6000, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	8,100,000	8,100,000
Series PT 1439, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,300,000	7,300,000
Series PT 1756, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,655,000	5,655,000
Series PT 1836, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,935,000	9,935,000
Series ROC II R2083, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,260,000	5,260,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Transit Facilities Rev.:
Participating VRDN Series Merlots 00 F, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 11,165,000	$ 11,165,000
Series A, 1.85% 3/9/05, LOC ABN-AMRO Bank NV, CP	18,200,000	18,200,000
Series B, 1.9% 3/4/05, LOC ABN-AMRO Bank NV, CP	4,500,000	4,500,000
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	8,965,000	8,965,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Action For Better Communty, Inc. Proj.) 1.94%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,200,000	2,200,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 1.9%, LOC HSBC Bank USA, VRDN (a)(b)	810,000	810,000
(AJL Manufacturing Proj.) Series 1996 A, 2.04%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,630,000	4,630,000
(Flower City Proj.) 1.99%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	4,600,000	4,600,000
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (CR/PL, Inc. Proj.) Series 1985, 2.1%, LOC Lasalle Bank NA, VRDN (a)	4,930,000	4,930,000
Nassau County Interim Fin. Auth. Participating VRDN Series SGA 00 108, 1.85% (Liquidity Facility Societe Generale) (a)(d)	26,100,000	26,100,000
Nassau County Tobacco Settlement Corp. Participating VRDN Series PA 1211, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,535,000	10,535,000
New York City Gen. Oblig.:
Bonds:
Series 2004 E, 3% 11/1/05	20,080,000	20,239,682
Series 2004 F:
2.5% 2/1/05	5,000,000	5,000,000
3% 11/1/05	3,900,000	3,931,014
Series 2004 I, 1.85% 2/1/05	9,505,000	9,505,000
Series B, 3% 8/1/05	16,080,000	16,187,233
Participating VRDN:
Series LB 02 L17, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	8,525,000	8,525,000
Series MS 00 394, 1.86% (Liquidity Facility Morgan Stanley) (a)(d)	3,455,000	3,455,000
Series PA 1249, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,000,000	5,000,000
Series PT 2203, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,195,000	1,195,000
Series PT 2217, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,380,000	5,380,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series PT 991, 1.87% (Liquidity Facility BNP Paribas SA) (a)(d)	$ 10,000,000	$ 10,000,000
Series Putters 647, 1.86% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	7,755,000	7,755,000
Series Putters 659, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,065,000	11,065,000
Series RobIns 17 Class F, 1.87% (Liquidity Facility Bank of New York, New York) (a)(d)	6,600,000	6,600,000
Series ROC II 251, 1.91% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	34,700,000	34,700,000
Series ROC II R2138, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	6,820,000	6,820,000
Series ROC II R22, 1.86% (Liquidity Facility Citibank NA) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	7,385,000	7,385,000
Series ROC II R6041, 1.86% (Liquidity Facility Citibank NA) (a)(d)	5,260,000	5,260,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Related-Tribeca Tower Proj.) Series 1997 A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	2,300,000	2,300,000
(West End Towers Proj.) Series 2004 A, 1.87%, LOC Fannie Mae, VRDN (a)(b)	30,000,000	30,000,000
New York City Hsg. Dev. Corp. Multi-family Rev.:
(92nd & First Residential Tower Proj.) Series A, 1.85%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	24,500,000	24,500,000
(941 Hoe Avenue Apts. Proj.) Series A, 1.85%, LOC Key Bank NA, VRDN (a)(b)	6,100,000	6,100,000
(Aldus Street Apartments Proj.) Series A, 1.85%, LOC Key Bank NA, VRDN (a)(b)	14,200,000	14,200,000
(Atlantic Court Apts. Proj.) Series A, 1.85%, LOC HSBC Bank USA, VRDN (a)(b)	5,000,000	5,000,000
(Brookhaven Apts. Proj.) Series A, 1.86%, LOC Citibank NA, VRDN (a)(b)	9,100,000	9,100,000
(Courtland Avenue Apts. Proj.) Series A, 1.87%, LOC Key Bank NA, VRDN (a)(b)	7,000,000	7,000,000
(East 165th Street Proj.) Series A, 1.84%, LOC Citibank NA, VRDN (a)(b)	7,700,000	7,700,000
(Louis Nine Boulevard Apts. Proj.) Series A, 1.87%, LOC Key Bank NA, VRDN (a)(b)	4,500,000	4,500,000
(Nagle Courtyard Apts. Proj.) Series A, 1.85%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	8,400,000	8,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rev.: - continued
(Ogden Avenue Apts. Proj.) Series A, 1.85%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	$ 10,500,000	$ 10,500,000
(State Renaissance Court Proj.) Series A, 1.84%, LOC Freddie Mac, VRDN (a)(b)	25,200,000	25,200,000
(Thessalonica Court Apts. Proj.) Series A, 1.86%, LOC Citibank NA, VRDN (a)(b)	19,500,000	19,500,000
Series A, 1.85%, LOC Landesbank Baden-Wuerttemberg, VRDN (a)(b)	46,500,000	46,500,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 1.87%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (a)	50,300,000	50,300,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (USA Waste Svcs. Proj.) 1.87%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 37 Class A, 1.86% (Liquidity Facility Citibank NA) (a)(d)	11,000,000	11,000,000
Series EGL 3207, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	12,900,000	12,900,000
Series Floaters 04 2, 1.86% (Liquidity Facility BNP Paribas SA) (a)(d)	6,845,000	6,845,000
Series Merlots 00 DDD, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(d)	18,710,000	18,710,000
Series PA 1022, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	24,625,000	24,625,000
Series PA 921, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,300,000	17,300,000
Series PA 960, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	20,000,000	20,000,000
Series PT 2114, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,000,000	7,000,000
Series Putters 198, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series Putters 499, 1.88% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series ROC II R1015, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	12,440,000	12,440,000
Series ROC II R4061, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,585,000	2,585,000
Series SGB 25, 1.86% (Liquidity Facility Societe Generale) (a)(d)	49,900,000	49,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 1:
1.85% 3/3/05 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	$ 6,400,000	$ 6,400,000
1.88% 3/3/05 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	73,900,000	73,900,001
Series 2003 7, 1.84% 3/2/05, CP	11,000,000	11,000,000
Series 6, 1.88% 3/3/05 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	66,000,000	66,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 00 3203, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	7,000,000	7,000,000
Series EGL 00 3206, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	13,000,000	13,000,000
Series EGL 01 3202, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	3,300,000	3,300,000
New York Local Govt. Assistance Corp. Participating VRDN:
Series LB 04 L18, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	10,650,000	10,650,000
Series SG 99, 1.86% (Liquidity Facility Societe Generale) (a)(d)	14,600,000	14,600,000
New York State Dorm. Auth. Revs.:
Bonds Series Merlots 02 A56, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	57,850,000	57,850,000
Participating VRDN:
Series EGL 03 0002, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	4,720,000	4,720,000
Series FRRI 02 L25J, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	32,375,000	32,375,000
Series Merlots 00 G, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(d)	22,920,000	22,920,000
Series Merlots 00 X, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(d)	10,565,000	10,565,000
Series Merlots 01 A30, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,980,000	2,980,000
Series PA 784R, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,025,000	7,025,000
Series Putters 480, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,415,000	10,415,000
Series Putters 495, 1.86% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(d)	18,180,000	18,180,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Participating VRDN:
Series Putters 588, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 2,600,000	$ 2,600,000
Series SGA 01 132, 1.85% (Liquidity Facility Societe Generale) (a)(d)	1,805,000	1,805,000
Series 1999, 1.86% 3/9/05, CP	10,900,000	10,900,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MS 181, 1.88% (Liquidity Facility Morgan Stanley) (a)(b)(d)	10,870,000	10,870,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series CDC 04 8, 1.86% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(d)	6,250,000	6,250,000
Series EGG 03 0010, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	8,250,000	8,250,000
Series Merlots B20, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,345,000	5,345,000
Series MS 731, 1.86% (Liquidity Facility Morgan Stanley) (a)(d)	12,300,000	12,300,000
Series MS 918, 1.86% (Liquidity Facility Morgan Stanley) (a)(d)	46,011,000	46,011,000
Series Putters 611, 1.86% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	4,755,000	4,755,000
Series Putters 613, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,200,000	8,200,000
Series ROC II R1062, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,560,000	2,560,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	10,000,000	10,000,000
New York State Environmentl Facilities Corp. Participating VRDN Series ROC II R6043, 1.86% (Liquidity Facility Citibank NA) (a)(d)	12,575,000	12,575,000
New York State Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 1.88%, LOC Fannie Mae, VRDN (a)(b)	30,300,000	30,300,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(360 West 43rd Street Hsg. Proj.) Series A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	12,000,000	12,000,000
(66 West 38th Street Proj.) Series A, 1.86%, LOC Fannie Mae, VRDN (a)(b)	17,400,000	17,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	$ 29,800,000	$ 29,800,000
(900 Eighth Avenue Hsg. Proj.) Series A, 1.85%, LOC Key Bank NA, VRDN (a)(b)	19,900,000	19,900,000
(Avalon Chrystie Place I Hsg.Proj.) Series A, 1.85%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	1,300,000	1,300,000
(Biltmore Tower Hsg. Proj.) Series A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	43,300,000	43,300,000
(Chelsea Apts. Proj.) Series A, 1.88%, LOC Fannie Mae, VRDN (a)(b)	32,800,000	32,800,000
(East 39th Street Hsg. Proj.) Series A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	24,000,000	24,000,000
(Helena Hsg. Proj.) Series A, 1.85%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	21,000,000	21,000,000
(Kew Garden Hills Apts. Proj.) Series A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	27,000,000	27,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 1.87%, LOC Freddie Mac, VRDN (a)(b)	30,000,000	30,000,000
(Saville Hsg. Proj.) Series 2002 A, 1.85%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	9,000,000	9,000,000
(Sea Park West Hsg. Proj.) 1.87%, LOC Freddie Mac, VRDN (a)(b)	7,600,000	7,600,000
(South Cove Plaza Proj.) Series A, 1.88%, LOC Freddie Mac, VRDN (a)(b)	11,240,000	11,240,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 2.05%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	49,985,000	49,985,000
Series 2001 A, 2.05%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	5,000,000	5,000,000
(West 20th Street Proj.) Series A, 1.84%, LOC Fannie Mae, VRDN (a)(b)	25,000,000	25,000,000
(Worth Street Hsg. Proj.) Series A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	37,000,000	37,000,000
Series A:
1.82%, LOC Eurohypo Aktiengesellschaft, VRDN (a)	12,800,000	12,800,000
1.82%, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,200,000	14,200,000
1.87%, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
New York State Med. Care Facilities Fin. Agcy. Rev. Bonds Series A, 6.8% 8/15/24 (Pre-Refunded to 2/15/05 @ 102) (c)	15,400,000	15,736,659
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Mtg. Agcy. Rev.:
Participating VRDN:
Series Merlots 00 A33, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 3,395,000	$ 3,395,000
Series Merlots 97 J, 1.93% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	19,245,000	19,245,000
Series MSTC 00 89, 1.97% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	2,850,000	2,850,000
Series PT 1204, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	1,680,000	1,680,000
Series PT 322, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	1,725,000	1,725,000
Series ROC II R181, 1.91% (Liquidity Facility Citibank NA) (a)(b)(d)	5,965,000	5,965,000
Series 115, 1.84% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	31,400,000	31,400,000
New York State Muni. Bond Bank Agcy. Spl. School Purp. Rev. Participating VRDN Series PT 2066, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	14,385,000	14,385,000
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series 1994 1:
1.75% 3/4/05, CP	5,500,000	5,500,000
1.75% 3/11/05, CP	10,600,000	10,600,000
1.9% 2/10/05, CP	7,542,000	7,542,000
Series 1997 2:
1.85% 3/7/05, CP	4,930,000	4,930,000
1.88% 3/9/05, CP	10,900,000	10,900,000
New York State Thruway Auth. Series 2001 CP2, 1.74% 3/1/05 (Liquidity Facility Landesbank Hessen-Thuringen), CP	19,950,000	19,950,000
New York State Thruway Auth. Gen. Rev. Participating VRDN Series SGA 66, 1.85% (Liquidity Facility Societe Generale) (a)(d)	18,900,000	18,900,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series EGL 03 0017, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	1,000,000	1,000,000
Series MS 00 368, 1.86% (Liquidity Facility Morgan Stanley) (a)(d)	1,000,000	1,000,000
Series Putters 330, 1.86% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	16,460,000	16,460,000
Series ROC II R4506, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	1,795,000	1,795,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN: - continued
Series ROC II R5012, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	$ 3,060,000	$ 3,060,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN:
Series IXIS 04 10 Class A, 1.86% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(d)	6,785,000	6,785,000
Series ROC II R6030, 1.86% (Liquidity Facility Citibank NA) (a)(d)	2,000,000	2,000,000
New York State Urban Dev. Corp. Rev. Participating VRDN:
Series Merlots 00 N, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(d)	6,700,000	6,700,000
Series Putters 633, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800,000	4,800,000
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 03 0036, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	1,300,000	1,300,000
Series EGL 03 0052, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	29,700,000	29,700,000
Series EGL 04 0020, 1.86% (Liquidity Facility Citibank NA) (a)(d)	15,050,000	15,050,000
Series FRRI 02 L11, 1.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	49,900,000	49,900,000
Series Merlots 99 G, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(d)	22,695,000	22,695,000
Series Merlots A40, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(d)	33,260,000	33,260,000
Series MS 00 433, 1.86% (Liquidity Facility Morgan Stanley) (a)(d)	650,000	650,000
Series MS 01 698, 1.86% (Liquidity Facility Morgan Stanley) (a)(d)	15,908,000	15,908,000
Series PA 536, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,445,000	6,445,000
Series PT 1399, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	19,490,000	19,490,000
Series PT 1814, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,335,000	5,335,000
Series PT 1839, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	13,855,000	13,855,000
Series PT 2018, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,500,000	8,500,000
Series PT 2219, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,330,000	9,330,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Transitional Fin. Auth. Rev. Participating VRDN: - continued
Series PT 2271, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 5,535,000	$ 5,535,000
Series Putters 129, 1.86% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	12,890,000	12,890,000
Series Putters 305, 1.86% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	9,965,000	9,965,000
Series Putters 386, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series Putters 387, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	21,175,000	21,175,000
Series Putters 628, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,400,000	7,400,000
Series ROC II R1039, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,840,000	5,840,000
Series ROC II R2019, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	10,610,000	10,610,000
Series ROC II R3003, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	6,710,000	6,710,000
Series ROC II R4556, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,225,000	5,225,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,495,000	3,495,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 1.99%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	6,360,000	6,360,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 1.88%, LOC European American Bank Uniondale, VRDN (a)(b)	4,050,000	4,050,000
Rockland County Indl. Dev. Agcy. Indl. Dev. Rev. (INSL-X Prod. Corp. Proj.) Series 1990, 1.9%, LOC Bank of New York, New York, VRDN (a)(b)	1,200,000	1,200,000
Sales Tax Asset Receivables Corp. Participating VRDN:
Series MS 984, 1.86% (Liquidity Facility Morgan Stanley) (a)(d)	16,790,000	16,790,000
Series Putters 564, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,205,000	7,205,000
Series Putters 570, 1.86% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	10,590,000	10,590,000
Series Putters 599, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,250,000	2,250,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
South Huntington Union Free School District TAN 2.75% 6/30/05	$ 13,900,000	$ 13,960,263
Suffolk County Gen. Oblig. Participating VRDN Series PT 2201, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,340,000	6,340,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.92%, LOC Key Bank NA, VRDN (a)	1,285,000	1,285,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 1.9%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,500,000	5,500,000
Syracuse Gen. Oblig. RAN Series C, 2.75% 6/30/05, LOC Bank of New York, New York	10,000,000	10,048,233
Tobacco Settlement Fing. Corp. Participating VRDN:
Series MT 32, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,995,000	4,995,000
Series PT 2056, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	18,055,000	18,055,000
Series PT 835, 1.92% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	25,650,000	25,650,000
Series PT 893, 1.92% (Liquidity Facility DEPFA BANK PLC) (a)(d)	43,090,000	43,090,000
Series Putters 533, 1.86% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,325,000	5,325,000
Series Putters 600, 1.86% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	5,310,000	5,310,000
Series Putters 680, 1.86% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	10,695,000	10,695,000
Series ROC II R 6500, 1.88% (Liquidity Facility Citibank NA) (a)(d)	2,645,000	2,645,000
Series ROC II R4508, 1.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,745,000	5,745,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 1.94%, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,500,000	13,500,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6024, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	13,690,000	13,690,000
Series EGL 03 0004 Class A, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	10,700,000	10,700,000
Series EGL 03 0055, 1.86% (Liquidity Facility Citibank NA, New York) (a)(d)	13,000,000	13,000,000
Series MS 922 1.86% (Liquidity Facility Morgan Stanley) (a)(d)	2,205,000	2,205,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN: - continued
Series PA 1070, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 15,995,000	$ 15,995,000
Series PA 1074, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,400,000	17,400,000
Series PA 948, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,590,000	17,590,000
Series PA 956, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,995,000	8,995,000
Series ROC II R1008, 1.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	7,570,000	7,570,000
Series SGB 43, 1.86% (Liquidity Facility Societe Generale) (a)(d)	3,650,000	3,650,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 1.99%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,000,000	1,000,000
		2,895,690,013
New York & New Jersey - 2.6%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MT 56, 1.89% (Liquidity Facility BNP Paribas SA) (a)(b)(d)	10,000,000	10,000,000
Series PA 1251, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,800,000	9,800,000
Series PA 1271, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	1,335,000	1,335,000
Series Putters 153, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	4,000,000	4,000,000
Series ROC II 238, 1.92% (Liquidity Facility Citibank NA) (a)(b)(d)	3,460,000	3,460,000
Series ROC II R42, 1.92% (Liquidity Facility Citibank NA) (a)(b)(d)	6,155,000	6,155,000
Series 1991 2, 1.92%, VRDN (a)(b)(e)	6,400,000	6,400,000
Series 2001 2, 2%, VRDN (a)(b)	11,500,000	11,500,000
Series 2004 2, 1.9%, VRDN (a)	8,300,000	8,300,000
Series 2004 3, 1.9%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 2%, VRDN (a)(b)	3,540,000	3,540,000
Series B, 1.85% 3/11/05, CP	10,200,000	10,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series Merlots 00 B5, 1.93% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	$ 2,265,000	$ 2,265,000
Series PA 1258, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	3,000,000	3,000,000
		85,320,000
Puerto Rico - 1.0%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series MS 985, 1.86% (Liquidity Facility Morgan Stanley) (a)(d)	7,210,000	7,210,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Grant Anticipation Rev. Participating VRDN Series Putters 617, 1.85% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800,000	4,800,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series MS 969, 1.86% (Liquidity Facility Morgan Stanley) (a)(d)	3,965,000	3,965,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Merlots C4, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(d)	11,290,000	11,290,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series MS 968, 1.86% (Liquidity Facility Morgan Stanley) (a)(d)	5,100,000	5,100,000
		32,365,000
TOTAL INVESTMENT PORTFOLIO - 93.6%		3,013,375,013
NET OTHER ASSETS - 6.4%		204,552,707
NET ASSETS - 100%		$ 3,217,927,720
Total Cost for Federal Income Tax Purposes $ 3,013,375,013
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $71,655,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Trans. Auth. Rev. Bonds Series PT 1725, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/28/03	$ 7,405,000
New York State Dorm. Auth. Revs. Bonds Series Merlots 02 A56, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	10/2/02	$ 57,850,000
Port Auth. of New York & New Jersey Series 1991 2, 1.92%, VRDN	12/3/03	$ 6,400,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2005

Assets
Investment in securities, at value (cost $3,013,375,013) - See accompanying schedule		$ 3,013,375,013
Cash		144,080,794
Receivable for fund shares sold		77,784,320
Interest receivable		10,798,089
Prepaid expenses		10,577
Other receivables		226,734
Total assets		3,246,275,527

Liabilities
Payable for fund shares redeemed	$ 26,812,587
Distributions payable	49,963
Accrued management fee	982,979
Other affiliated payables	341,874
Other payables and accrued expenses	160,404
Total liabilities		28,347,807

Net Assets		$ 3,217,927,720
Net Assets consist of:
Paid in capital		$ 3,215,938,728
Distributions in excess of net investment income		(29,951)
Accumulated undistributed net realized gain (loss) on investments		2,018,943
Net Assets, for 3,215,232,326 shares outstanding		$ 3,217,927,720
Net Asset Value, offering price and redemption price per share ($3,217,927,720 ÷ 3,215,232,326 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended January 31, 2005

Investment Income
Interest		$ 38,884,957

Expenses
Management fee	$ 11,204,305
Transfer agent fees	3,668,152
Accounting fees and expenses	267,761
Non-interested trustees' compensation	16,020
Custodian fees and expenses	47,824
Registration fees	82,018
Audit	49,254
Legal	15,299
Miscellaneous	226,621
Total expenses before reductions	15,577,254
Expense reductions	(786,806)	14,790,448
Net investment income		24,094,509
Net realized gain (loss) on investment securities		1,413,026
Net increase in net assets resulting from operations		$ 25,507,535

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2005	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 24,094,509	$ 16,874,152
Net realized gain (loss)	1,413,026	649,491
Net increase in net assets resulting from operations	25,507,535	17,523,643
Distributions to shareholders from net investment income	(24,134,841)	(16,874,152)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	8,221,066,689	6,191,255,211
Reinvestment of distributions	23,877,146	16,703,804
Cost of shares redeemed	(7,834,693,170)	(6,147,053,746)
Net increase (decrease) in net assets and shares resulting from share transactions	410,250,665	60,905,269
Total increase (decrease) in net assets	411,623,359	61,554,760

Net Assets
Beginning of period	2,806,304,361	2,744,749,601
End of period (including distributions in excess of net investment income of $29,951 and $0, respectively)	$ 3,217,927,720	$ 2,806,304,361

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.006	.010	.021	.035
Distributions from net investment income	(.008)	(.006)	(.010)	(.021)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.80%	.61%	1.02%	2.14%	3.61%
Ratios to Average Net Assets B
Expenses before expense reductions	.52%	.51%	.51%	.52%	.54%
Expenses net of voluntary waivers, if any	.52%	.51%	.51%	.52%	.54%
Expenses net of all reductions	.50%	.50%	.48%	.48%	.53%
Net investment income	.81%	.61%	1.01%	2.09%	3.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,217,928	$ 2,806,304	$ 2,744,750	$ 2,465,502	$ 1,953,480

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2005

1. Significant Accounting Policies.

Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (the funds) are funds of Fidelity New York Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

January 31, 2005	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Spartan New York Municipal Money Market Fund	$ 10,145,141	$ 113,567	$ 113,568	$ 10,372,276
Fidelity New York Municipal Money Market Fund	24,134,841	-	-	24,134,841
January 31, 2004	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Spartan New York Municipal Money Market Fund	$ 8,017,060	$ 25,131	$ 50,377	$ 8,092,568
Fidelity New York Municipal Money Market Fund	16,874,152	-	-	16,874,152

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fidelity New York Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of ..25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide Spartan New York Municipal Money Market with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity New York Municipal Money Market Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan New York Municipal Money Market Fund	$ 95,975
Fidelity New York Municipal Money Market Fund	154,542

4. Expense Reductions.

FMR voluntarily agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan New York Municipal Money Market Fund	.40%	$ 329,884

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity New York Municipal Money Market Fund	$ 47,824	$ 738,982

In addition, through arrangements with Spartan New York Municipal Money Market Fund's custodian and transfer agent, $353,058 of credits realized as a result of uninvested cash balances were used to reduce the fund's management fee.

Annual Report

5. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and the Shareholders of Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (funds of Fidelity New York Municipal Trust II collectively, the funds), including the portfolios of investments, as of January 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund as of January 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 11, 2005

Annual Report

Trustees and Officers

The Trustees , Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 244 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of New York Municipal Money Market (2001) and Spartan New York Municipal Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2000

Vice President of New York Municipal Money Market and Spartan New York Municipal Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Michael J. Marchese (47)

Year of Election or Appointment: 2004

Vice President of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Marchese also serves as Vice President of other funds advised by FMR. Prior to assuming current responsibilities, Mr. Marchese worked as a director of research and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of New York Municipal Money Market and Spartan New York Municipal Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of New York Municipal Money Market and Spartan New York Municipal Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of New York Municipal Money Market and Spartan New York Municipal Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986 or 1990

Assistant Treasurer of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment:2004

Assistant Treasurer of New York Municipal Money Market and Spartan New York Municipal Money Market. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity New York Municipal Money Market Fund	3/07/05	3/04/05	$.0001

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if subsequently determined to be different, the net capital gain of such year; and for dividends for the taxable year ended 2004, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Fund	January 31, 2005	January 31, 2004
Spartan New York Municipal Money Market Fund	$ 178,420	$0
Fidelity New York Municipal Money Market Fund	$ 1,094,755	$0

During fiscal year ended 2005, 100% of each fund's income dividends was free from federal income tax, and 0% and 24.98% of Spartan New York Municipal Money Market Fund's and Fidelity New York Municipal Money Market Fund's, respectively, income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 16, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	1,424,454,891.25	69.378
Against	490,572,987.97	23.893
Abstain	130,698,214.71	6.366
Broker Non-Votes	7,454,008.00	.363
TOTAL	2,053,180,101.93	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	1,853,928,575.42	90.295
Withheld	199,251,526.51	9.705
TOTAL	2,053,180,101.93	100.000
Ralph F. Cox
Affirmative	1,851,176,768.57	90.161
Withheld	202,003,333.36	9.839
TOTAL	2,053,180,101.93	100.000
Laura B. Cronin
Affirmative	1,853,738,231.83	90.286
Withheld	199,441,870.10	9.714
TOTAL	2,053,180,101.93	100.000
Robert M. Gates
Affirmative	1,853,941,934.75	90.296
Withheld	199,238,167.18	9.704
TOTAL	2,053,180,101.93	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	1,853,490,462.89	90.274
Withheld	199,689,639.04	9.726
TOTAL	2,053,180,101.93	100.000
Abigail P. Johnson
Affirmative	1,849,591,033.99	90.084
Withheld	203,589,067.94	9.916
TOTAL	2,053,180,101.93	100.000
Edward C. Johnson 3d
Affirmative	1,850,789,396.31	90.143
Withheld	202,390,705.62	9.857
TOTAL	2,053,180,101.93	100.000
Donald J. Kirk
Affirmative	1,851,658,349.91	90.185
Withheld	201,521,752.02	9.815
TOTAL	2,053,180,101.93	100.000
Marie L. Knowles
Affirmative	1,853,911,420.81	90.295
Withheld	199,268,681.12	9.705
TOTAL	2,053,180,101.93	100.000
Ned C. Lautenbach
Affirmative	1,852,436,512.85	90.223
Withheld	200,743,589.08	9.777
TOTAL	2,053,180,101.93	100.000
Marvin L. Mann
Affirmative	1,852,075,705.03	90.205
Withheld	201,104,396.90	9.795
TOTAL	2,053,180,101.93	100.000
William O. McCoy
Affirmative	1,850,508,825.44	90.129
Withheld	202,671,276.49	9.871
TOTAL	2,053,180,101.93	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	1,852,464,565.33	90.224
Withheld	200,715,536.60	9.776
TOTAL	2,053,180,101.93	100.000
William S. Stavropoulos
Affirmative	1,852,405,738.22	90.221
Withheld	200,774,363.71	9.779
TOTAL	2,053,180,101.93	100.000
PROPOSAL 3
To modify the fundamental investment objective of each of Fidelity New York Municipal Money Market Fund and Spartan New York Municipal Money Market Fund.
Fidelity New York Municipal Money Market Fund
	# of Votes	% of Votes
Affirmative	1,189,954,496.13	82.121
Against	138,111,456.09	9.531
Abstain	118,469,911.77	8.176
Broker Non-Votes	2,494,078.00	.172
TOTAL	1,449,029,941.99	100.000
Spartan New York Municipal Money Market Fund
	# of Votes	% of Votes
Affirmative	495,615,953.21	82.035
Against	71,219,993.37	11.789
Abstain	32,354,283.36	5.355
Broker Non-Votes	4,959,930.00	.821
TOTAL	604,150,159.94	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NYS-UANN-0305
1.789256.101

Item 2. Code of Ethics

As of the end of the period, January 31, 2005, Fidelity New York Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity New York Municipal Money Market Fund and Spartan New York Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity New York Municipal Money Market Fund	$29,000	$22,000
Spartan New York Municipal Money Market Fund	$27,000	$31,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,500,000	$4,100,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2005 and January 31, 2004 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A,B
Fidelity New York Municipal Money Market Fund	$0	$0
Spartan New York Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A,B
Fidelity New York Municipal Money Market Fund	$3,400	$3,300
Spartan New York Municipal Money Market Fund	$3,400	$3,300
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A,B
Fidelity New York Municipal Money Market Fund	$0	$0
Spartan New York Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
Deloitte Entities	$760,000	$240,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2005 and January 31, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2005 and January 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2005 and January 31, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2005 and January 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2005 and January 31, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2005 and January 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to Deloitte Entities for the fiscal year ended January 31, 2005, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2005
Fidelity New York Municipal Money Market Fund	0%
Spartan New York Municipal Money Market Fund	0%

(g) For the fiscal years ended January 31, 2005 and January 31, 2004, the aggregate fees billed by Deloitte Entities of $1,200,000A and $1,350,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A,B
Covered Services	$750,000	$250,000
Non-Covered Services	$450,000	$1,100,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 21, 2005